Notes relating to the consolidated statement of financial position - Current tax liability (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Arm’s length compensation	€ 79,900
Tax losses carryforward limit	77,500
Loss before taxes		€ (27,479)	€ (21,374)	€ (15,312)
Current tax liabilities		€ 597
Applicable tax rate		25.00%
Deferred tax asset recognized		€ 113,600
ARGENX BVBA
Disclosure of subsidiaries [line items]
Arm’s length compensation	79,900
Tax losses carryforward limit	€ 77,500
Current tax liabilities		600
Applicable tax rate	25.00%
Additional tax deductible costs		79,900
Deferred tax asset recognized		€ 0